BASIS OF PREPARATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
Basis Of Preparation And Significant Accounting Policies
SCHEDULE OF DEPRECIATION AND AMORTIZATION RATE
Equipment	Estimated useful life (years)
Exploration equipment	5
Computer software	2
Computer equipment	1-2
Vehicles	4
Furniture and fixture	10
Buildings	25